Intangible assets - Disclosure of intangible assets (Details) - CAD ($)		12 Months Ended		21 Months Ended
	Jul. 01, 2025	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025
Intangible assets
Beginning balance		$ 3,174,832	$ 4,112,350	$ 4,112,350
Additions		26,675	9,823
Amortization		(807,090)	(947,341)
Recognition of open orders		(4,387)
Ending balance		2,390,030	3,174,832
PARA SHOT System
Intangible assets
Beginning balance		3,074,677	3,998,395	3,998,395
Additions			9,823
Amortization	$ (350,000)	(788,400)	(933,541)	(934,000)
Ending balance		2,286,277	3,074,677
PARA SHOT Patent
Intangible assets
Beginning balance		40,295	40,295	40,295
Ending balance		40,295	40,295
ARWEN Tradename
Intangible assets
Beginning balance		19,432	28,232	28,232
Amortization		(8,800)	(8,800)
Ending balance		10,632	19,432
Customer Relationships
Intangible assets
Beginning balance		36,041	41,041	41,041
Amortization		(5,000)	(5,000)
Ending balance		31,041	36,041
Purchase Orders
Intangible assets
Beginning balance		4,387	4,387	$ 4,387
Recognition of open orders		(4,387)
Ending balance			$ 4,387
ARWEN 40mm Patent
Intangible assets
Additions		26,675
Amortization		(4,890)
Ending balance		$ 21,785